Restructuring Charge	9 Months Ended
Sep. 30, 2014
Restructuring and Related Activities [Abstract]
Restructuring Charge
14.	Restructuring Charge

During 2014, the Company initiated reductions in workforce to control costs while the Company pursued new financing alternatives. During the nine months ended September 30, 2014, the Company recorded $175 in restructuring charges for severance and related costs, which was paid during the six months ended June 30, 2014.